Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Statement [Line Items]
Net of income tax provision (recovery), reclassification to earnings of (gains) losses	$ 2	$ 7	$ 3	$ 11	$ 11
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	635	49	(208)	367	842
Net of income tax provision (recovery), reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges	(126)	7	29	(223)	119
Net of income tax (provision) recovery, unrealized gains (losses) on hedges of net foreign operations	(104)	67	12	(96)	83
Net of income tax (provision) recovery, net unrealized gains on fair value through OCI equity securities			1
Net of income tax (provision) recovery, net gains (losses) on remeasurement of pension and other employee future benefit plans	(19)	(2)	35	(19)	(185)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	$ 42	(67)	$ (152)	114	(370)
Debt securities [member]
Statement [Line Items]
Net of income tax (provision) recovery, unrealized gains (losses) on fair value through OCI debt securities		$ (7)		$ (55)	$ 105